Share-based Payment - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
Dec. 31, 2024 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Outstanding	6,204,122
Weighted Average Exercise, Outstanding	€ 93.25
Weighted Average Life, Granted	65 months
Granted before January 1, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	January 1, 2022
Number of Warrants, Granted | shares	5,185,556
Weighted Average Exercise, Granted	€ 89.67
Weighted Average Life, Granted	57 months
Granted In 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2022
Number of Warrants, Granted	235,408
Weighted Average Exercise, Granted	€ 100.71
Weighted Average Life, Granted	90 months
Granted in 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2023
Number of Warrants, Granted	292,648
Weighted Average Exercise, Granted	€ 90.66
Weighted Average Life, Granted	101 months
Granted in 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2024
Number of Warrants, Granted	490,510
Weighted Average Exercise, Granted	€ 122.34
Weighted Average Life, Granted	114 months